Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Land and buildings	$ 292.4	$ 250.3
Machinery and equipment	1,183.0	1,125.2
Construction-in-progress	288.3	213.3
Subtotal	1,763.7	1,588.8
Less allowances for depreciation	(991.8)	(924.0)
Property, Plant and Equipment, net	$ 771.9	$ 664.8